Finance Income and Expense - Schedule of Finance Income and Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Foreign exchange (loss) / gain	$ (442)	$ 393	$ 589
Interest expense	(1,186)
Finance result, net	$ (1,628)	$ 393	$ 589